Schedule of Valuation Allowance (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation Allowance [Line Items]
Valuation allowance beginning balance	37,264	37,405	32,015
Addition	9,893	10,115	10,774
Deduction	(10,580)	(7,579)	(2,111)
Reversal on expiration of tax loss	(4,683)	(2,677)	(3,273)
Valuation allowance ending balance	31,894	37,264	37,405